SEI Institutional Managed Trust
Form N-CEN
Item G.1.a.ii.  Provision for Financial Support
Fund: SIMT Large Cap Index Fund
On April 20, 2018, SEI Investments Management
Corporation (SIMC), investment adviser to the SEI
Institutional Managed Trust Large Cap Index Fund
(the Fund), made a capital contribution to the Fund in the amount of $330,025. The Fund commenced its operations on January 31, 2018. The capital contribution offset the Funds performance deviation from its benchmark that resulted from an unusually large unanticipated cash flow that came into the Fund shortly after its launch.